Related Party Transactions - Transactions and balances with Golar Power and Affiliates (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Total operating revenues	$ 125,564	$ 53,518
Due from (to) related party	10,514		$ 14,004
Golar Power
Related Party Transaction [Line Items]
Related Party Transaction, Net Income (Expense) from Related Parties	3,271	2,499
Due from (to) related party	(6,803)		(935)
Golar Power | Management and administrative services revenue
Related Party Transaction [Line Items]
Total operating revenues	2,457	1,819
Golar Power | Ship management fees revenue
Related Party Transaction [Line Items]
Total operating revenues	700	278
Golar Power | Debt Guarantee Compensation
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	361	402
Golar Power | Share Options Expense Recharge
Related Party Transaction [Line Items]
Related party revenues	(247)	$ 0
Golar Power | Trading balances due to Golar Power and affiliates
Related Party Transaction [Line Items]
Due from (to) related party	$ (6,803)		$ (935)